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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2011

                Check here if Amendment [ ]; Amendment Number:
            This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

     Name:       GLENHILL CAPITAL MANAGEMENT, LLC
     Address:    156 WEST 56th STREET, 17TH FLOOR
                 NEW YORK, NEW YORK 10019

                        Form 13F File Number: 028-10911

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

           PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

                 Name:      Glenhill Advisors, LLC
                 Title:     Managing Member
                            By: Glenn J. Krevlin
                            Managing Member
                 Phone:     (646) 432-0600

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

  /s/ GLENN J. KREVLIN          New York, New York         August 15, 2011
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        [Signature]                [City, State]               [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

Form 13F File Number             Name

028-10461                        Glenhill Advisors, LLC
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